Consolidated statements of financial position - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets		$ 491	$ 367	$ 384
Property, plant and equipment		18,736	17,712	17,510
Right-of-use assets		743	631	541
Investments in associates and joint ventures		1,960	1,676	1,905
Deferred income tax assets, net		330	18	17
Other receivables		337	158	205
Trade receivables		1	31	6
Investments in financial assets		0	8	201
Total non-current assets		22,598	20,601	20,769
Current assets
Assets held for sale		1,537	0	0
Inventories	[1]	1,546	1,683	1,738
Contract assets		30	10	1
Other receivables		552	381	808
Trade receivables		1,620	973	1,504
Investments in financial assets		390	264	319
Cash and cash equivalents		1,118	1,123	773
Total current assets		6,793	4,434	5,143
TOTAL ASSETS		29,391	25,035	25,912
SHAREHOLDERS' EQUITY
Shareholders' contributions		4,506	4,504	4,507
Retained earnings		7,146	4,445	5,947
Shareholders' equity attributable to shareholders of the parent company		11,652	8,949	10,454
Non-controlling interest		218	102	98
TOTAL SHAREHOLDERS' EQUITY		11,870	9,051	10,552
Non-current liabilities
Provisions		1,084	2,660	2,571
Contract liabilities		114	34	0
Deferred income tax liabilities, net		90	1,242	1,733
Income tax liability		2	4	26
Taxes payable		0	0	1
Salaries and social security		34	0	1
Lease liabilities		406	325	272
Loans		7,035	6,682	5,948
Other liabilities		74	112	19
Accounts payable		6	5	6
Total non-current liabilities		8,845	11,064	10,577
Current liabilities
Liabilities directly associated with assets held for sale		2,136	0	0
Provisions		116	181	199
Contract liabilities		73	69	77
Income tax liability		126	31	27
Taxes payable		247	139	173
Salaries and social security		412	210	297
Lease liabilities		370	341	294
Loans		1,907	1,508	1,140
Other liabilities		410	122	12
Accounts payable		2,879	2,319	2,564
Total current liabilities		8,676	4,920	4,783
TOTAL LIABILITIES		17,521	15,984	15,360
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 29,391	$ 25,035	$ 25,912

[1]	As of December 31, 2024, 2023 and 2022, the carrying amount of inventories does not exceed their net realizable value.